Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001990251
Document Type	F-1
Entity Registrant Name	Wellchange Holdings Company Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 7 On 25th Floor Global Gateway Tower
Entity Address, Address Line Two	No.63 Wing Hong Street
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
City Area Code	+852
Local Phone Number	9815-6485
Entity Address, Postal Zip Code	000000
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
City Area Code	212
Local Phone Number	947-7200
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168